Non-controlling interests	12 Months Ended
Dec. 31, 2018
Non-controlling interests [abstract]
Non-controlling interests

The notes included in this section focus on the Barclays Bank Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Bank Group maintains sufficient capital to meet our regulatory requirements refer to page 00.

32 Non-controlling interest

	Profit attributable to non-controlling interest			Equity attributable to non-controlling interest			Dividends paid to non-controlling interest
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Africa Group Limited	-	140	402	-	-	3,507	-	173	235
Other non-controlling interests	-	4	3	2	1	15	-	-	-
Total	-	144	405	2	1	3,522	-	173	235